Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Cash and cash equivalents.
Cash		$ 2,044,020		$ 1,655,065	$ 2,574,957
Cash equivalents:
Escrow account		947,895
Investments in securities		104,634
Fixed funds		1,543		1,300	1,299
Total cash and cash equivalents	$ 172,105	$ 3,098,092	$ 92,014	$ 1,656,365	$ 2,576,256	$ 3,336,420